LEASE LIABILITIES (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lease Liabilities
Leases	R$ 2,040,811	R$ 1,755,060
Adjusted present value - Leases	(1,279,742)	(1,195,780)
Potencial PIS and COFINS credit	188,775	162,343
Adjusted present value – Potential PIS and COFINS credit	R$ (118,376)	R$ (110,610)